Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 77,216,000	$ 9,079,000	$ 22,454,000
Accounts receivable	2,912,000	2,452,000	185,000
Restricted cash	121,000
Prepaid expenses and other current assets	674,000	850,000	735,000
Total current assets	80,923,000	12,381,000	23,374,000
Property and equipment, net	185,000	235,000	534,000
Restricted cash	40,000	161,000	161,000
Other assets	20,000	1,295,000
Total assets	81,168,000	14,072,000	24,069,000
Current liabilities:
Accounts payable	1,963,000	2,018,000	800,000
Accrued expenses	3,235,000	2,303,000	3,977,000
Deferred revenue		699,000
Current portion of term loan payable	5,682,000	3,641,000	2,197,000
Total current liabilities	10,880,000	8,661,000	6,974,000
Preferred stock warrant liability		610,000	306,000
Accrued final interest payment on term loan	233,000	128,000
Term loan	7,478,000	7,881,000	5,551,000
Commitments and contingencies
Convertible preferred stock, value		79,841,000
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value	21,000
Additional paid-in capital	160,858,000	7,036,000	6,395,000
Deficit accumulated during the development stage	(98,302,000)	(90,085,000)	(74,998,000)
Total stockholders' deficit	62,577,000	(83,049,000)	(68,603,000)
Total liabilities, convertible preferred stock and stockholders' deficit	81,168,000	14,072,000	24,069,000
Series A-1 convertible preferred stock [Member]
Current liabilities:
Convertible preferred stock, value		9,925,000	9,925,000
Series A-2 convertible preferred stock [Member]
Current liabilities:
Convertible preferred stock, value		15,055,000	15,055,000
Series B convertible preferred stock [Member]
Current liabilities:
Convertible preferred stock, value		9,946,000	9,946,000
Series C Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock, value		44,915,000	44,915,000
Pro forma [Member]
Current assets:
Cash and cash equivalents		9,079,000
Accounts receivable		2,452,000
Prepaid expenses and other current assets		850,000
Total current assets		12,381,000
Property and equipment, net		235,000
Restricted cash		161,000
Other assets		1,295,000
Total assets		14,072,000
Current liabilities:
Accounts payable		2,018,000
Accrued expenses		2,303,000
Deferred revenue		699,000
Current portion of term loan payable		3,641,000
Total current liabilities		8,661,000
Accrued final interest payment on term loan		128,000
Term loan		7,881,000
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, value		9,000
Additional paid-in capital		87,478,000
Deficit accumulated during the development stage		(90,085,000)
Total stockholders' deficit		(2,598,000)
Total liabilities, convertible preferred stock and stockholders' deficit		$ 14,072,000